Loans and Allowance for Loan and Lease Losses (Allowance For Loan Losses And Recorded Investment In Financing Receivables) (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	$ 7,620		$ 6,912	$ 6,439	$ 6,168				$ 6,716	$ 7,183	$ 6,168	$ 6,168	$ 6,716	$ 6,317
Charge-offs	(40)			(86)						(76)	(185)	(1,107)	(1,784)	(1,328)
Recoveries	33			164						381	194	252	171	110
Provisions	100	$ 550	585	395	340	$ 200	$ 265	$ 300	300	225	735	1,870	1,065	1,617
Allowance for Loan Losses, Ending Balance	7,713	7,183		6,912	6,439	6,168				7,713	6,912	7,183	6,168	6,716
Allowance for loan losses: Ending balance: individually evaluated for impairment	1,029	858		774		503				1,029	774	858	503	1,634
Allowance for loan losses: Ending balance: collectively evaluated for impairment	6,684	6,325		6,138		5,665				6,684	6,138	6,325	5,665	5,082
Loans receivables, Ending Balance	862,307	813,924		769,153		736,513				862,307	769,153	813,924	736,513	571,533
Loans receivables: Ending balance: individually evaluated for impairment	5,517	5,222		4,630		4,573				5,517	4,630	5,222	4,573	10,929
Loans Receivable: Ending balance: collectively evaluated for impairment	855,893	807,471		763,202		730,609				855,893	763,202	807,471	730,609	560,604
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivables, Ending Balance	897	1,231		1,321		1,331				897	1,321	1,231	1,331
Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	364		325	303	317				653	379	317	317	653	441
Charge-offs				(25)							(25)	(25)	(36)	(43)
Recoveries	5									5			29	1
Provisions	35			47						20	33	87	(329)	254
Allowance for Loan Losses, Ending Balance	404	379		325	303	317				404	325	379	317	653
Allowance for loan losses: Ending balance: individually evaluated for impairment		1		2							2	1		115
Allowance for loan losses: Ending balance: collectively evaluated for impairment	404	378		323		317				404	323	378	317	538
Loans receivables, Ending Balance	38,671	37,608		34,579		33,411				38,671	34,579	37,608	33,411	28,506
Loans receivables: Ending balance: individually evaluated for impairment	327	140		81		115				327	81	140	115	240
Loans Receivable: Ending balance: collectively evaluated for impairment	38,344	37,468		34,498		33,296				38,344	34,498	37,468	33,296	28,266
Commercial Portfolio [Member] | Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	1,630		1,372	1,427	1,393				1,393	1,580	1,393	1,393	1,393	1,187
Charge-offs										(12)		(820)	(130)	(62)
Recoveries	3			1						7	2	4	12	13
Provisions	(5)			(56)						53	(23)	1,003	118	255
Allowance for Loan Losses, Ending Balance	1,628	1,580		1,372	1,427	1,393				1,628	1,372	1,580	1,393	1,393
Allowance for loan losses: Ending balance: individually evaluated for impairment		6		3		51					3	6	51	137
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1,628	1,574		1,369		1,342				1,628	1,369	1,574	1,342	1,256
Loans receivables, Ending Balance	181,368	172,518		160,278		160,261				181,368	160,278	172,518	160,261	119,010
Loans receivables: Ending balance: individually evaluated for impairment		60		68		127					68	60	127	618
Loans Receivable: Ending balance: collectively evaluated for impairment	181,368	172,458		160,210		160,134				181,368	160,210	172,458	160,134	118,392
Commercial Portfolio [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	4,715		4,241	3,777	3,552				3,925	4,323	3,552	3,552	3,925	4,006
Charge-offs	(30)			(54)						(30)	(150)	(216)	(1,569)	(1,057)
Recoveries	22			136						361	161	211	75	13
Provisions	274			382						327	678	776	1,121	963
Allowance for Loan Losses, Ending Balance	4,981	4,323		4,241	3,777	3,552				4,981	4,241	4,323	3,552	3,925
Allowance for loan losses: Ending balance: individually evaluated for impairment	893	711		769		429				893	769	711	429	1,382
Allowance for loan losses: Ending balance: collectively evaluated for impairment	4,088	3,612		3,472		3,123				4,088	3,472	3,612	3,123	2,543
Loans receivables, Ending Balance	482,141	446,524		410,786		369,464				482,141	410,786	446,524	369,464	297,357
Loans receivables: Ending balance: individually evaluated for impairment	3,651	3,246		3,657		2,970				3,651	3,657	3,246	2,970	8,925
Loans Receivable: Ending balance: collectively evaluated for impairment	477,917	442,436		406,178		365,563				477,917	406,178	442,436	365,563	288,432
Commercial Portfolio [Member] | Commercial Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivables, Ending Balance	573	842		951		931				573	951	842	931
Commercial Portfolio [Member] | Commercial Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	101		120	119	153				33	144	153	153	33	9
Provisions	39			1						(4)	(33)	(9)	120	24
Allowance for Loan Losses, Ending Balance	140	144		120	119	153				140	120	144	153	33
Allowance for loan losses: Ending balance: individually evaluated for impairment	70	72								70		72
Allowance for loan losses: Ending balance: collectively evaluated for impairment	70	72		120		153				70	120	72	153	33
Loans receivables, Ending Balance	53,305	54,376		56,074		68,068				53,305	56,074	54,376	68,068	56,076
Loans receivables: Ending balance: individually evaluated for impairment	571	860								571		860
Loans Receivable: Ending balance: collectively evaluated for impairment	52,734	53,516		56,074		68,068				52,734	56,074	53,516	68,068	56,076
Finance Leases Portfolio [Member] | Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	1		1	1	1				2	1	1	1	2
Provisions													(1)	2
Allowance for Loan Losses, Ending Balance	1	1		1	1	1				1	1	1	1	2
Allowance for loan losses: Ending balance: collectively evaluated for impairment	1	1		1		1				1	1	1	1	2
Loans receivables, Ending Balance	307	425		565		727				307	565	425	727	1,121
Loans Receivable: Ending balance: collectively evaluated for impairment	307	425		565		727				307	565	425	727	1,121
Residential Portfolio [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	532		521	516	534				450	541	534	534	450	581
Charge-offs										(18)		(4)	(35)	(133)
Recoveries	2			25						4	25	26	44	20
Provisions	5			(20)						12	(38)	(15)	75	(18)
Allowance for Loan Losses, Ending Balance	539	541		521	516	534				539	521	541	534	450
Allowance for loan losses: Ending balance: individually evaluated for impairment	66	68				23				66		68	23
Allowance for loan losses: Ending balance: collectively evaluated for impairment	473	473		521		511				473	521	473	511	450
Loans receivables, Ending Balance	102,637	99,457		103,822		100,665				102,637	103,822	99,457	100,665	66,442
Loans receivables: Ending balance: individually evaluated for impairment	968	916		824		1,361				968	824	916	1,361	1,146
Loans Receivable: Ending balance: collectively evaluated for impairment	101,345	98,152		102,628		98,904				101,345	102,628	98,152	98,904	65,296
Residential Portfolio [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivables, Ending Balance	324	389		370		400				324	370	389	400
Consumer Portfolio [Member] | Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	3		9	9	12				35	3	12	12	35	72
Charge-offs	(10)			(7)						(16)	(10)	(42)	(14)	(33)
Recoveries	1			2						4	6	11	11	63
Provisions	10			5						13	1	22	(20)	(67)
Allowance for Loan Losses, Ending Balance	4	3		9	9	12				4	9	3	12	35
Allowance for loan losses: Ending balance: collectively evaluated for impairment	4	3		9		12				4	9	3	12	35
Loans receivables, Ending Balance	3,878	3,016		3,049		3,917				3,878	3,049	3,016	3,917	3,021
Loans Receivable: Ending balance: collectively evaluated for impairment	3,878	3,016		3,049		3,917				3,878	3,049	3,016	3,917	3,021
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, Beginning Balance	274		$ 323	287	206				$ 225	212	206	206	225	21
Provisions	(258)			36						(196)	117	6	(19)	204
Allowance for Loan Losses, Ending Balance	16	212		323	$ 287	206				16	323	212	206	225
Allowance for loan losses: Ending balance: collectively evaluated for impairment	$ 16	$ 212		$ 323		$ 206				$ 16	$ 323	$ 212	$ 206	$ 225